Interest-Bearing Bank Borrowings - Schedule of Change in Interest-Bearing Bank Borrowings (Details) - Bank Borrowings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 26,330	$ 30,357
Additions	37,719	44,702
Repayments	(39,729)	(48,542)
Effect of foreign exchange rate changes	262	(187)
Ending balance	$ 24,582	$ 26,330